Subsequent Events (Details) - USD ($) $ in Thousands						12 Months Ended
	Feb. 06, 2024	Jan. 25, 2024	Jan. 23, 2024	Jan. 18, 2024	Jan. 16, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Subsequent Events [Abstract]
Draw downs on loan						$ 82,000	$ 156,201	$ 74,800
Repayments of loan						$ 76,384	$ 68,893	$ 28,313
Shares redeemed (in shares)						2,191,121	1,349,252
M/T Julius Caesar [Member]
Subsequent Events [Abstract]
Purchase price of vessel							$ 92,064
M/T Legio X Equestris [Member]
Subsequent Events [Abstract]
Purchase price of vessel							$ 92,133
Subsequent Event [Member] | Series F Preferred Shares [Member]
Subsequent Events [Abstract]
Shares redeemed (in shares)	3,659,627
Shares redeemed	$ 43,916
Subsequent Event [Member] | New CMBFL SLBs [Member]
Subsequent Events [Abstract]
Term of time charter				8 years
Bareboat hire rate per annum				$ 7,300
Purchase obligation				125,000
Subsequent Event [Member] | HSBC Bridge [Member]
Subsequent Events [Abstract]
Draw downs on loan			$ 8,000		$ 20,000
Maximum borrowing capacity					$ 24,000
Borrowing percentage fee					1.00%
Subsequent Event [Member] | HSBC Bridge [Member] | Term SOFR [Member]
Subsequent Events [Abstract]
Variable interest rate					3.00%
Subsequent Event [Member] | M/T Julius Caesar [Member]
Subsequent Events [Abstract]
Purchase price of vessel					$ 48,604
Subsequent Event [Member] | M/T Julius Caesar [Member] | New CMBFL SLBs [Member]
Subsequent Events [Abstract]
Consideration to be paid if option to buy back vessel is exercised				37,500
Purchase obligation				62,500
Subsequent Event [Member] | M/T Julius Caesar [Member] | HSBC Bridge [Member]
Subsequent Events [Abstract]
Repayments of loan				20,000
Subsequent Event [Member] | M/T Legio X Equestris [Member]
Subsequent Events [Abstract]
Purchase price of vessel			$ 49,272
Subsequent Event [Member] | M/T Legio X Equestris [Member] | New CMBFL SLBs [Member]
Subsequent Events [Abstract]
Consideration to be paid if option to buy back vessel is exercised		$ 37,500
Purchase obligation				$ 62,500
Subsequent Event [Member] | M/T Legio X Equestris [Member] | HSBC Bridge [Member]
Subsequent Events [Abstract]
Repayments of loan		$ 8,000